Osterweis Growth and Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 59.3%	Shares	Value
Aerospace & Defense - 3.9%
Airbus SE - ADR	64,305	$ 3,575,358
Boeing Co. (a)	9,450	2,045,642
L3Harris Technologies, Inc.	6,229	1,810,085
		7,431,085

Banks - 3.4%
Bank of America Corp.	39,270	2,237,604
JPMorgan Chase & Co.	12,790	4,186,551
		6,424,155

Biotechnology - 1.5%
AbbVie, Inc.	10,996	2,767,033

Broadline Retail - 2.6%
Amazon.com, Inc. (a)	20,966	4,997,036

Chemicals - 2.0%
Air Products and Chemicals, Inc.	4,959	1,453,880
Linde PLC	4,460	2,314,472
		3,768,352

Commercial Services & Supplies - 2.0%
Waste Connections, Inc.	22,725	3,788,030

Computers & Peripherals - 1.9%
Apple, Inc.	12,603	3,646,804

Consumer Staples Distribution & Retail - 1.5%
Southeastern Grocers, Inc. (a)(b)	7,928	1
Tops Securities Litigation Trust (a)(b)	2,292,000	1,721
US Foods Holding Corp. (a)	27,960	2,858,910
		2,860,632

Electrical Equipment - 1.2%
AMETEK, Inc.	9,494	2,296,978

Electronic Equipment, Instruments & Components - 0.6%
Keysight Technologies, Inc. (a)	3,361	1,176,585

Energy Equipment & Services - 0.8%
SLB Ltd.	30,875	1,435,379

Financial Services - 2.4%
Visa, Inc. - Class A	13,170	4,518,495

Ground Transportation - 1.1%
Canadian Pacific Kansas City Ltd.	24,535	2,125,958

Health Care Equipment & Supplies - 1.2%

Boston Scientific Corp. (a)	52,820	2,254,358

Health Care Providers & Services - 1.0%
Labcorp Holdings, Inc.	6,975	1,953,000

Hotels, Restaurants & Leisure - 1.4%
Compass Group PLC - ADR	82,835	2,696,279

Household Durables - 1.2%
NVR, Inc. (a)	328	2,234,795

Insurance - 2.2%
Arthur J Gallagher & Co.	7,748	1,778,708
Progressive Corp.	10,817	2,362,974
		4,141,682

Interactive Media & Services - 5.0%
Alphabet, Inc. - Class C	26,606	9,400,698

Life Sciences Tools & Services - 1.6%
Danaher Corp.	16,002	3,048,061

Machinery - 1.1%
Deere & Co.	3,281	2,081,237

Metals & Mining - 0.3%
Real Alloy Equity (a)(b)	9	539,523

Pharmaceuticals - 3.7%
Eli Lilly & Co.	2,984	3,579,099
Novartis AG - ADR	22,195	3,478,401
		7,057,500

Semiconductors & Semiconductor Equipment - 8.2%
Analog Devices, Inc.	11,190	4,444,332
Applied Materials, Inc.	6,744	4,875,912
Broadcom, Inc.	11,425	4,315,794
NVIDIA Corp.	9,696	1,940,073
		15,576,111

Software - 3.2%
Microsoft Corp.	11,212	4,182,300
Synopsys, Inc. (a)	4,068	1,814,613
		5,996,913

Specialty Retail - 1.7%
AutoZone, Inc. (a)	990	3,163,981

Trading Companies & Distributors - 1.2%
Ferguson Enterprises, Inc.	9,683	2,298,066

Water Utilities - 1.4%
American Water Works Co., Inc.	19,985	2,629,626
TOTAL COMMON STOCKS (Cost $67,442,958)		112,308,352

CORPORATE BONDS - 31.3%	Par	Value
Automobile Components - 1.7%
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (c)	350,000	355,858
7.50%, 02/15/2033 (c)	400,000	412,858
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (c)	750,000	741,132
Dorman Products, Inc., 6.25%, 06/15/2034 (c)	500,000	506,250
Goodyear Tire & Rubber Co.
6.63%, 07/15/2030	500,000	483,347
8.88%, 07/15/2032	700,000	706,016
		3,205,461

Automobiles - 0.3%
Ford Motor Co., 9.63%, 04/22/2030	500,000	567,279

Banks - 0.3%
Bancorp, Inc., 7.38%, 09/01/2030	500,000	513,316

Beverages - 0.2%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029 (c)	300,000	293,029

Building Products - 0.5%
Advanced Drainage Systems, Inc., 5.38%, 03/01/2034 (c)	500,000	489,805
Griffon Corp., 5.75%, 03/01/2028	500,000	500,313
		990,118

Chemicals - 0.6%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (c)	400,000	384,500
12.00%, 02/15/2031 (c)	250,000	259,023
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029 (c)	500,000	469,965
		1,113,488

Commercial Services & Supplies - 1.1%
Deluxe Corp., 8.13%, 09/15/2029 (c)	750,000	777,451
GFL Environmental Holdings US, Inc., 5.50%, 02/01/2034 (c)	500,000	489,656
Pitney Bowes, Inc., 7.25%, 03/15/2029 (c)	725,000	735,684
		2,002,791

Computers & Peripherals - 0.6%
CPI CG, Inc., 10.00%, 07/15/2029 (c)	750,000	789,386
Xerox Corp., 10.25%, 10/15/2030 (c)	500,000	442,500
		1,231,886

Construction & Engineering - 1.6%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (c)	750,000	749,944
Granite Construction, Inc., 6.38%, 06/15/2034 (c)	250,000	254,837
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028 (c)	500,000	498,561
Tutor Perini Corp.
11.88%, 04/30/2029 (c)	1,000,000	1,089,953
6.63%, 07/15/2033 (c)	500,000	503,615
		3,096,910

Consumer Finance - 1.5%
Atlanticus Holdings Corp., 9.75%, 09/01/2030 (c)	500,000	506,452
Enova International, Inc.
11.25%, 12/15/2028 (c)	400,000	421,810

9.13%, 08/01/2029 (c)	350,000	366,557
EZCORP, Inc., 7.38%, 04/01/2032 (c)	500,000	525,366
FirstCash, Inc.
5.63%, 01/01/2030 (c)	500,000	497,439
6.88%, 03/01/2032 (c)	500,000	514,456
		2,832,080

Consumer Staples Distribution & Retail - 1.7%
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (c)	750,000	711,329
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.
9.00%, 02/15/2029 (c)	750,000	786,082
7.13%, 04/30/2033 (c)	250,000	254,811
Performance Food Group, Inc., 5.63%, 03/01/2034 (c)	500,000	491,100
United Natural Foods, Inc., 6.75%, 10/15/2028 (c)	481,000	481,416
US Foods, Inc., 4.75%, 02/15/2029 (c)	470,000	464,198
		3,188,936

Containers & Packaging - 0.8%
Canpack Group, Inc. / CANPACK SA, 6.00%, 05/15/2031 (c)	500,000	503,173
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 09/30/2026	500,000	500,144
Owens-Brockway Glass Container, Inc., 9.50%, 06/01/2033 (c)	500,000	512,563
		1,515,880

Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029 (c)	200,000	192,006

Energy Equipment & Services - 0.7%
HMH Holding BV, 7.88%, 12/17/2028 (c)	600,000	614,264
Tidewater, Inc., 9.13%, 07/15/2030 (c)	750,000	804,029
		1,418,293

Entertainment - 0.5%
Banijay Entertainment SAS, 8.13%, 05/01/2029 (c)	1,000,000	1,025,686

Financial Services - 1.1%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (c)	250,000	247,156
HAS Capital Income Opportunity Fund II LLC, 8.00%, 08/31/2031 (b)(c)	642,000	402,847
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 7.75%, 05/15/2031 (c)	600,000	595,744
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (c)	430,000	400,292
UWM Holdings LLC, 6.25%, 03/15/2031 (c)	500,000	446,284
		2,092,323

Food Products - 0.5%
Chobani LLC / Chobani Finance Corp., Inc., 6.38%, 04/15/2034 (c)	500,000	507,786
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (c)	494,000	477,521
		985,307

Ground Transportation - 0.5%
RXO, Inc., 6.38%, 05/15/2031 (c)	1,000,000	1,016,044

Health Care Providers & Services - 0.9%
Accendra Health, Inc.
9.00%, 06/15/2032 (c)	754,907	703,249
9.75%, 06/15/2033 (c)	596,000	408,000
AMN Healthcare, Inc., 6.50%, 01/15/2031 (c)	500,000	503,306
		1,614,555

Hotels, Restaurants & Leisure - 0.7%
Travel + Leisure Co., 6.00%, 04/01/2027 (d)	500,000	500,980
Viking Cruises Ltd., 7.00%, 02/15/2029 (c)	750,000	752,956
		1,253,936

Household Durables - 1.9%
Adams Homes, Inc., 9.25%, 10/15/2028 (c)	750,000	775,357
Empire Communities Corp., 9.75%, 05/01/2029 (c)	500,000	517,766
Installed Building Products, Inc., 5.63%, 02/01/2034 (c)	500,000	493,532
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031 (c)	500,000	516,318
Risewell Homes, Inc.
9.25%, 10/01/2029 (c)	750,000	776,656
8.50%, 11/01/2030 (c)	250,000	256,347
STL Holding Co. LLC, 8.75%, 02/15/2029 (c)	250,000	261,177
		3,597,153

Industrial Power & Renewable Electricity Products - 0.4%
Vistra Operations Co. LLC
5.05%, 12/30/2026 (c)	500,000	500,758
5.00%, 07/31/2027 (c)	250,000	249,921
		750,679

IT Services - 0.5%
Unisys Corp., 10.63%, 01/15/2031 (c)	1,000,000	941,693

Life Sciences Tools & Services - 0.3%
IQVIA, Inc., 5.00%, 10/15/2026 (c)	500,000	499,993

Machinery - 0.9%
Enpro, Inc., 6.13%, 06/01/2033 (c)	500,000	507,799
Manitowoc Co., Inc., 9.25%, 10/01/2031 (c)	500,000	538,145
Wabash National Corp., 4.50%, 10/15/2028 (c)	750,000	697,262
		1,743,206

Media - 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/2028 (c)	750,000	740,991
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (c)	44,000	43,971
		784,962

Metals & Mining - 1.6%
Century Aluminum Co., 6.88%, 08/01/2032 (c)	500,000	514,574
Champion Iron Canada, Inc., 7.88%, 07/15/2032 (c)	250,000	258,958
Coeur Mining, Inc., 5.13%, 02/15/2029 (c)	600,000	595,399
Commercial Metals Co., 5.75%, 11/15/2033 (c)	250,000	248,645
IAMGOLD Corp., 5.75%, 10/15/2028 (c)	250,000	249,381
Perenti Finance Pty Ltd., 7.50%, 04/26/2029 (c)	500,000	515,178
SunCoke Energy, Inc., 4.88%, 06/30/2029 (c)	600,000	567,984
		2,950,119

Mortgage Real Estate Investment Trusts - REITS - 0.3%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (c)	500,000	518,518

Oil, Gas & Consumable Fuels - 2.5%
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028 (c)	250,000	256,469
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 03/15/2034	500,000	496,486

Global Partners LP / GLP Finance Corp., 7.13%, 07/01/2033 (c)	800,000	810,074
Neo Next+ Energy Consolidated Holdings Ltd., 6.63%, 06/11/2031 (c)	600,000	591,095
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (c)	1,000,000	1,034,406
Serica Energy PLC, 7.88%, 05/12/2031	600,000	604,988
SM Energy Co.
8.75%, 07/01/2031 (c)	500,000	522,499
6.63%, 04/15/2034 (c)	250,000	246,328
Sunoco LP, 5.38%, 07/15/2031 (c)	250,000	246,740
		4,809,085

Passenger Airlines - 1.3%
Air Canada 2020-1 Class C Pass Through Trust, Series 2020-1, 10.50%, 07/15/2026 (c)	500,000	500,170
Allegiant Travel Co., 7.13%, 07/01/2031 (c)	750,000	759,724
American Airlines, Inc., 7.25%, 02/15/2028 (c)	500,000	506,501
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (c)	850,000	771,019
		2,537,414

Pharmaceuticals - 0.4%
Harrow, Inc., 8.63%, 09/15/2030 (c)	750,000	760,500

Professional Services - 1.0%
CACI International, Inc., 6.38%, 06/15/2033 (c)	500,000	507,411
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (c)	750,000	633,074
KBR, Inc., 4.75%, 09/30/2028 (c)	750,000	741,041
		1,881,526

Software - 0.1%
NCR Voyix Corp., 5.00%, 10/01/2028 (c)	175,000	170,759

Specialized REITs - 0.9%
Iron Mountain, Inc., 7.00%, 02/15/2029 (c)	750,000	764,564
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (c)	1,000,000	998,171
		1,762,735

Specialty Retail - 1.1%
Advance Auto Parts, Inc., 7.00%, 08/01/2030 (c)	250,000	256,543
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (c)	500,000	495,541
Sonic Automotive, Inc., 4.63%, 11/15/2029 (c)	500,000	490,884
Upbound Group, Inc., 6.38%, 02/15/2029 (c)	850,000	843,150
		2,086,118

Textiles, Apparel & Luxury Goods - 0.4%
William Carter Co., 7.38%, 02/15/2031 (c)	700,000	724,091

Trading Companies & Distributors - 1.2%
Herc Holdings, Inc.
7.00%, 06/15/2030 (c)	1,250,000	1,293,187
5.75%, 03/15/2031 (c)	500,000	499,604
6.00%, 03/15/2034 (c)	500,000	497,071
		2,289,862

Transportation Infrastructure - 0.2%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028 (c)	400,000	380,000
TOTAL CORPORATE BONDS (Cost $59,562,215)		59,337,737

REAL ESTATE INVESTMENT TRUSTS - 3.7%	Shares	Value

Industrial REITs - 1.2%
Terreno Realty Corp.	34,410		2,228,736

Specialized REITs - 2.5%
Lamar Advertising Co. - Class A	21,030		3,280,259
Public Storage	4,712		1,499,877
			4,780,136
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,960,657)			7,008,872

CONVERTIBLE BONDS - 1.5%	Par		Value
Financial Services - 0.4%
Affirm Holdings, Inc., 0.00%, 11/15/2026 (e)	750,000		738,750

Hotel & Resort REITs - 0.3%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	521,000		517,405

Hotels, Restaurants & Leisure - 0.4%
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	750,000		737,625

Real Estate Management & Development - 0.2%
Redfin Corp., 0.50%, 04/01/2027	500,000		482,500

Software - 0.2%
Workiva, Inc., 1.13%, 08/15/2026	500,000		497,525
TOTAL CONVERTIBLE BONDS (Cost $2,961,140)			2,973,805

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.8%	Shares		Value
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.52% (f)	5,331,372		5,331,372
TOTAL MONEY MARKET FUNDS (Cost $5,331,372)			5,331,372

COMMERCIAL PAPER - 1.1%	Par		Value
Chemicals - 0.6%
Sherwin-Williams Co., 3.91%, 07/14/2026 (c)(g)	1,000,000		998,509

Electric Utilities - 0.5%
Brookfield Infrastructure Holdings Canada, Inc., 4.11%, 07/28/2026 (g)	1,000,000		996,782
TOTAL COMMERCIAL PAPER (Cost $1,995,528)			1,995,291

TOTAL INVESTMENTS - 99.7% (Cost $142,253,870)			188,955,429
Other Assets in Excess of Liabilities - 0.3%		0.00273	516,550
TOTAL NET ASSETS - 100.0%			$ 189,471,979

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $944,092 or 0.5% of net assets as of June 30, 2026.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $55,463,377 or 29.3% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(g)	The rate shown is the annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Osterweis Growth and Income Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 111,767,107	$ –	$ 541,245	$ 112,308,352
Corporate Bonds	–	58,934,890	402,847	59,337,737
Real Estate Investment Trusts	7,008,872	–	–	7,008,872
Convertible Bonds	–	2,973,805	–	2,973,805
Money Market Funds	5,331,372	–	–	5,331,372
Commercial Paper	–	1,995,291	–	1,995,291
Total Investments	$ 124,107,351	$ 63,903,986	$ 944,092	$ 188,955,429

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of March 31, 2026	$ 932,313
Change in unrealized appreciation/depreciation	11,779
Amortization/(Accretion)	0
Ending balance as of June 30, 2026	$ 944,092
$0
Change in unrealized appreciation/depreciation still held as of June 30, 2026	$ 11,779
0

Description	Fair Value as of June 30, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Corporate Bonds	$ 402,847	Discounted Cash Flow	Adjustment to yield	300 bps
Common Stocks	541,245	Market Data	Last Trade Price	$63,250.00
		Estimated Proceeds	Future Proceeds from Equity Take-Out	0.0001
		Estimated Proceeds	Future Proceeds from the Litigation Trust	0.0007514
	$ 944,092